33 Financial Results	12 Months Ended
Dec. 31, 2020
Financial Result [Abstract]
Financial Results
33	Financial Results

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Financial income
Recognition of tax credit (Note 13.2.1)	944,549	38,434	55,096
Interest and monetary variation of CRC transfer (Note 8.1)	341,964	192,724	214,627
Arrears charges on bills	271,966	215,522	210,466
Return on financial investments	80,704	119,622	98,424
Exchange variation on loan collateral	35,089	-	-
Derivatives fair value - forward contract (Note 35.2.3 - b)	24,511	-	-
Remuneration of net sectorial assets and liabilities (Note 9.2)	20,168	47,378	43,966
Monetary variation over the Itaipu power purchase	42,729	26,332	24,658
Monetary variation and adjust to present value of accounts
payable related to the concession (Note 26.1)	2,322	1,462	1,047
Other financial income	75,666	88,032	148,823
	1,839,668	729,506	797,107
( - ) Financial expenses
Monetary and exchange variation and debt charges	607,569	853,880	829,728
Monetary variation and adjust to present value of accounts
payable related to the concession (Note 26.1)	192,848	100,455	94,319
Monetary variation over the Itaipu power purchase	75,478	29,547	50,203
Interest on R&D and EEP (Note 25.2)	12,550	24,570	25,407
Remuneration of net sectorial assets and liabilities (Note 9.2)	62	5,753	23,747
Interest and monetary variation of CRC transfer (Note 8.1)	-	8,495	25,830
PIS/Pasep/Cofins taxes on interest on capital	27,748	71,549	13,636
Other financial expenses	57,142	90,621	147,382
	973,397	1,184,870	1,210,252
Net	866,271	(455,364)	(413,145)